Loss Per Share	12 Months Ended
Dec. 31, 2020
Disclosure of earnings per share [text block] [Abstract]
Loss per share
17.	Loss per share

	2020	2019
Basic loss per ordinary share	(68.53)	0.00
Diluted loss per ordinary share	(68.53)	0.00
Number of ordinary shares used for loss per share (weighted average)
Basic	2,672,200	2,125,000
Diluted	2,672,200	2,125,000
	2,672,200	2,125,000

Basic loss per share is calculated by dividing the loss for the year attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year.

Diluted loss per share is calculated by dividing the loss attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.

The diluted loss per share reflects the basic loss per share, since the effects of potentially dilutive securities are anti-dilutive. For the periods included in these financial statements the Group was loss-making in all periods, therefore, anti-dilutive instruments are excluded in the calculation of diluted weighted average number of ordinary shares outstanding, including the outstanding equity awards of up to 1,137,000 ordinary shares and 1,137,000 warrants issuable under the earn-out arrangements, and the 9,929,139 warrants issued in 2020 and outstanding as of December 31, 2020. These warrants and options could potentially dilute basic earnings per share in the future.